Deposits	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Deposits
Deposits
Deposits at December 31, 2018 and 2017 are summarized as follows:

	In Thousands
	2018	2017
Demand deposits	$254,157	239,559
Savings accounts	136,645	136,549
Negotiable order of withdrawal accounts	503,435	495,930
Money market demand accounts	727,654	648,606
Certificates of deposit $250,000 or greater	134,506	67,614
Other certificates of deposit	402,690	370,608
Individual retirement accounts $250,000 or greater	8,525	6,954
Other individual retirement accounts	68,043	71,925
	$2,235,655	2,037,745

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2018 are as follows:

(In Thousands)
Maturity	Total
2019	$290,385
2020	155,006
2021	89,620
2022	21,662
2023	50,328
Thereafter	6,763
$613,764

The aggregate amount of overdrafts reclassified as loans receivable was $496,000 and $531,000 at December 31, 2018 and 2017, respectively.
As of December 31, 2018 and 2017, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.